Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	ASPEN GROUP, INC.
Entity Central Index Key	0001487198
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	true
Amendment Description	to update issuers 8-k with current financials
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company